Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Income Tax
18.	Income tax

a)	Deferred income tax
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet
	September 30, 2020	December 31, 2019

Tax losses carryforwards	38,616	17,146
Goodwill on business combinations (i)	28,430	22,303
Provisions for IFAs’ commissions	72,222	68,041
Revaluations of financial assets at fair value	(9,993)	25,259
Expected losses (ii)	20,578	5,666
Financial instruments taxed on redemption	(18)	—
Profit sharing plan	79,727	141,136
Net gain on hedge instruments	32,927	(36,384)
Share based plan	47,824	2,950
Other provisions	27,339	33,284

Total	337,652	279,401

Deferred tax assets	378,726	284,533
Deferred tax liabilities	(41,074)	(5,132)

	Net change in the nine months period ended September 30,		Net change in the three months period ended September 30,
	2020	2019	2020	2019
Tax losses carryforwards	21,470	(41,725)	24,769	(7,064)
Goodwill on business combinations (i)	6,127	(25,845)	(5,861)	(8,153)
Provisions for IFAs’ commissions	4,181	21,103	1,718	7,698
Revaluations of financial assets at fair value	(35,252)	(9,374)	3,513	(1,178)
Expected losses (ii)	14,912	1,563	4,248	1,411
Financial instruments taxed on redemption	(18)	(11,637)	(18)	(18,980)
Profit sharing plan	(61,409)	76,105	(97,272)	(38,295)
Net gain (loss) on hedge instruments	69,311	(1,885)	5,805	3,675
Share based plan	44,874	—	17,533	—
Other provisions	(5,945)	5,142	(17,750)	239

Total	58,251	13,447	(63,315)	(60,647)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.
(ii)	Include expected credit loss on accounts receivable, loan operations and other financial assets.

The changes in the net deferred tax were recognized as follows:

	Nine months period ended September 30,
	2020	2019
As of January 1	279,401	140,400
Foreign exchange variations	22,721	21,883
Charges to statement of income	(28,561)	(8,564)
Tax relating to components of other comprehensive income	64,091	128

As of September 30	337,652	153,847

Unrecognized deferred taxes
Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$ 20,610 (September 30, 2019—R$ 18,731) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income. A deferred tax asset was not recorded as taxable income is not expected.

b)	Income tax expense reconciliation
The tax on the Group’s
pre-tax
profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the period ended September 30:

	Nine months period ended September 30,		Three months period ended September 30 ,
	2020	2019	2020	2019
Income before taxes	1,758,528	996,944	632,451	382,134
Combined tax rate in Brazil (i)	34%	34%	34%	34%

Tax expense at the combined rate	597,900	338,961	215,034	129,926
Income (loss) from entities not subject to taxation	(11,358)	(8,228)	(2,630)	(3,659)
Effects from entities taxed at different rates	36,792	16,208	17,630	7,170
Effects from entities taxed at different taxation regimes (ii)	(285,529)	(24,816)	(111,061)	(9,138)
Intercompany transactions with different taxation	(46,775)	(27,989)	(19,645)	(5,711)
Tax incentives	(2,491)	(2,220)	(4,521)	(2,220)
Non deductible expenses (non-taxable income), net	(12,693)	8,687	(3,434)	4,310
Others	3,581	(2,957)	(206)	658

Total	279,427	297,646	91,167	121,336

Effective tax rate	15.89%	29.86%	14.41%	31.75%
Current	250,866	306,210	(6,732)	49,189
Deferred	28,561	(8,564)	97,899	72,147

Total expense	279,427	297,646	91,167	121,336

(i)
Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operating entities of XP Inc. in Brazil.

(ii)
Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.

Other comprehensive income
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax
Foreign exchange variation of investees located abroad	12,126	—	12,126
Gains (losses) on net investment hedge	(17,591)	5,762	(11,829)
Changes in the fair value of financial assets at fair value	1,494	(508)	986

As of September 30, 2019	(3,971)	5,254	1,283

Foreign exchange variation of investees located abroad	76,575	—	76,575
Gains (losses) on net investment hedge	(121,772)	41,402	(80,370)
Changes in the fair value of financial assets at fair value	(56,603)	22,689	(33,914)

As of September 30, 2020	(101,800)	64,091	(37,709)

22. Income tax
(a) Deferred income tax
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance Sheet		Net change in the year
	2019	2018	2019	2018	2017
Tax losses carryforwards	17,146	55,358	(38,212)	37,774	17,584
Goodwill on business combinations (i)	22,303	59,993	(37,690)	(56,789)	(51,327)
Provisions for IFAs’ commissions	68,041	31,031	37,010	4,744	26,156
Revaluations of financial assets at fair value	25,259	1,397	23,862	(2,427)	4,030
Expected credit losses	5,666	3,079	2,587	(2,345)	4,329
Financial instruments taxed on redemption	—	(13,041)	13,041	(6,230)	(6,811)
Profit sharing plan	141,136	—	141,136	—	—
Net gain on hedge instruments	(36,384)	(1,441)	(34,943)	(51,423)	49,382
Share-base compensation	2,950	—	2,950
Other provisions	33,284	4,024	29,260	(2,572)	5,251

Total	279,401	140,400	139,001	(79,268)	48,594

Deferred tax assets	284,533	152,425
Deferred tax liabilities	(5,132)	(12,025)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.
The changes in the net deferred tax were recognized as follows:

	2019	2018	2017
At January 1	140,400	219,668	171,074
Foreign exchange variations	(3,461)	(9,259)	(1,155)
Business combination (Note 5 (ii))	—	—	3,751
Charges to statement of income	139,411	(76,455)	45,325
Tax relating to components of other comprehensive income	3,051	6,446	673
At December 31	279,401	140,400	219,668

Unrecognized deferred taxes
Deferred tax assets are recognized for tax losses to the extent that the realization of the related tax benefit against future taxable profits is probable. The Group did not recognize deferred tax assets of R$ 18,402 (2018—R$ 12,025) mainly in respect of losses from subsidiaries overseas and that can be carried forward and used against future taxable income.
(b) Income tax expense reconciliation
The tax on the Group’s
pre-tax
profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31:

	2019	2018	2017
Income before taxes	1,544,109	640,728	575,507
Combined tax rate in Brazil (a)	34,00%	34,00%	34,00%

Tax expense at the combined rate	524,997	217,848	195,672
Income from entities not subject to taxation	(9,551)	(3,647)	(5,101)
Effects from entities taxed at different rates	25,948	16,444	9,078
Effects from entities taxed at different method (b)	(24,089)	(18,183)	(25,971)
Intercompany transactions with different taxation	(50,138)	(38,255)	(30,264)
Tax incentives	(9,772)	(1,408)	(265)
Non-deductible expenses (non-taxable income)	10,888	(689)	175
Others	(13,658)	3,288	8,642

Total	454,625	175,398	151,966

Effective tax rate	29,44%	27,20%	26,38%
Current	594,037	98,943	197,291
Deferred	(139,412)	76,455	(45,325)

Total expense	454,625	175,398	151,966

(a)
Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operanting entities of XP Inc. in Brazil.

(b)
Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Other comprehensive income
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax
Foreign exchange variation of investees located abroad	2,034	—	2,034
Gains (losses) on net investment hedge	(3,124)	738	(2,386)
Changes in the fair value of financial assets at fair value	275	(65)	210

As of December 31, 2017	(815)	673	(142)

Foreign exchange variation of investees located abroad	18,645	—	18,645
Gains (losses) on net investment hedge	(26,508)	9,013	(17,495)
Changes in the fair value of financial assets at fair value	6,727	(2,567)	4,160

As of December 31, 2018	(1,136)	6,446	5,310

Foreign exchange variation of investees located abroad	6,823	—	6,823
Gains (losses) on net investment hedge	(10,543)	3,410	(7,133)
Changes in the fair value of financial assets at fair value	1,058	(360)	698

As of December 31, 2019	(2,662)	3,050	388